WARRANTS (Details - Warrant Activity) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants outstanding, Beginning balance	2,239,870
Average exercise price outstanding, Beginning balance	$ 2.14
Weighted average remaining contractual term, Outstanding	2 years 4 months 17 days	2 years 7 months 17 days
Number of warrants exercisable, Beginning balance	2,239,870
Average exercise price exercisable, Beginning balance	$ 2.14
Weighted average remaining contractual term, Exercisable	2 years 4 months 17 days	2 years 7 months 17 days
Number of warrants, Granted	0
Average exercise price, Granted	$ 0
Number of warrants, Exercised / surrendered	0
Average exercise price, Exercised / surrendered	$ 0
Number of warrants, Expired	0
Average exercise price, Expired	$ 0
Number of warrants outstanding, Ending balance	2,239,870	2,239,870
Average exercise price outstanding, Ending balance	$ 2.14	$ 2.14
Number of warrants exercisable, Ending balance	2,239,870	2,239,870
Average exercise price exercisable, Ending balance	$ 2.14	$ 2.14